GOODWILL - Changes in the carrying amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Goodwill [Line Items]
Balance at beginning of year	$ 48,359
Goodwill impairment charge	11,623	$ 0	$ 11,211
Translation adjustment	318
Balance at the end of year	37,054	48,359
Mechanical And Electrical Solutions [Member]
Goodwill [Line Items]
Balance at beginning of year	47,752
Goodwill impairment charge	11,623
Translation adjustment	339
Balance at the end of year	36,468	47,752
Industrial Automation [Member]
Goodwill [Line Items]
Balance at beginning of year	607
Translation adjustment	(21)
Balance at the end of year	$ 586	$ 607